Investments in Equity Investees (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Investments in Equity Investees
Investments in equity investees	$ 161,589	$ 144,237
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Investments in Equity Investees
Investments in equity investees	62,146	55,308
Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Investments in Equity Investees
Investments in equity investees	74,276	69,417
Nutrition Science Partners Limited ("NSPL")
Investments in Equity Investees
Investments in equity investees	24,792	19,201
Other
Investments in Equity Investees
Investments in equity investees	$ 375	$ 311